UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2008
Date of reporting period: 10/01/2007 – 12/31/2007
Item 1 – Schedule of Investments

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)				(in Thousands)

Face
	Amount	Municipal Bonds		Value

California - 98.0%	$ 10,000	ABAG Finance Authority For Non-Profit Corporations, California, M/F Revenue Bonds
		(Colma Bart Apartments), VRDN, AMT, Series A, 3.43% due 11/15/2035 (k)		$ 10,000

	19,995	ABAG Finance Authority For Non-Profit Corporations, California, M/F Revenue Bonds
		(Southport Apartments), VRDN, AMT, Series A, 3.45% due 1/15/2036 (e)(k)		19,995

	13,785	ABAG Finance Authority For Non-Profit Corporations, California, Senior Living Revenue Bonds
		(Elder Care Alliance of San Rafael, Inc. Project), VRDN, 3.35% due 11/01/2034 (k)		13,785

	9,995	ABN AMRO MuniTops Certificates Trust, California, COP, Refunding, VRDN, Series 2006-14, 3.44%
		due 5/01/2013 (a)(h)(k)(l)		9,995

	7,435	ABN AMRO MuniTops Certificates Trust, California, COP, VRDN, Series 2006-25, 3.44% due
		6/15/2014 (h)(i)(k)(l)		7,435

	6,495	ABN AMRO MuniTops Certificates Trust, California, GO, Refunding, VRDN, Series 2003-1,
		3.44% due 2/01/2010 (a)(h)(k)		6,495

	10,045	ABN AMRO MuniTops Certificates Trust, California, GO, VRDN, Series 2003-9, 3.43% due
		9/01/2011 (h)(i)(k)		10,045

	16,000	ABN AMRO MuniTops Certificates Trust, California, Revenue Bonds, VRDN, Series 2005-50, 3.44%
		due 12/01/2012 (a)(h)(k)(l)		16,000

	9,495	ABN AMRO MuniTops Certificates Trust, California, Revenue Refunding Bonds, VRDN,
		Series 2006-11, 3.44% due 11/01/2013 (h)(i)(k)(l)		9,495

	14,995	ABN AMRO MuniTops Certificates Trust, California State, GO, VRDN, Series 2005-26, 3.81% due
		6/01/2013 (h)(j)(k)		14,995

	14,500	ABN AMRO MuniTops Certificates Trust, California State, GO, VRDN, Series 2007-60, 3.44% due
		6/01/2015 (c)(h)(k)(l)		14,500

	7,000	ABN AMRO MuniTops Certificates Trust, Los Angeles, California, Unified School District, GO,
		VRDN, Series 2005-36, 3.81% due 7/01/2013 (a)(h)(k)(l)		7,000

	30,000	Access To Loans For Learning Student Loan Corporation, California, Senior Revenue Bonds
		(Student Loan Program), VRDN, AMT, Series II-A-12, 3.55% due 1/01/2042 (k)		30,000

Portfolio Abbreviations

To simplify the listings of CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
ACESsm	Adjustable Convertible Extendible Securities	M/F	Multi-Family
AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipts
CP	Commercial Paper	PCR	Pollution Control Revenue Bonds
CRVS	Custodial Residual and Variable Securities	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	RAN	Revenue Anticipation Notes
GO	General Obligation Bonds	ROCS	Reset Option Certificates
HFA	Housing Finance Agency	S/F	Single-Family
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Notes
IDR	Industrial Development Revenue Bonds	UPDATES	Unit Price Demand Adjustable Tax-
Exempt Securities
		VRDN	Variable Rate Demand Notes

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 25,000	Access To Loans For Learning Student Loan Corporation, California, Senior Revenue Bonds
	(Student Loan Program), VRDN, AMT, Series V-A-4, 3.58% due 7/01/2041 (a)(k)	$ 25,000

5,535	Alhambra, California, Unified School District, GO, ROCS, VRDN, Series II-R-2192, 3.53% due
	8/01/2022 (c)(h)(k)	5,535

7,550	Alhambra, California, Unified School District, GO, Refunding, Land Acquisition Notes, 4.50% due
	6/30/2008	7,577

2,000	Arcadia, California, Unified School District, GO, PUTTERS, VRDN, Series 1716, 3.45% due
	2/01/2015 (f)(h)(k)	2,000

15,000	Auburn, California, Union School District, COP, Refunding, VRDN, 3.45% due 12/01/2032 (f)(k)	15,000

7,660	BB&T Municipal Trust, Alameda, California, Unified School District, GO, FLOATS, VRDN,
	Series 2049, 3.50% due 2/01/2027 (f)(h)(k)	7,660

11,535	BB&T Municipal Trust, Anaheim, California, Public Financing Authority, Revenue Refunding Bonds,
	FLOATS, VRDN, Series 2011, 3.47% due 9/01/2026 (c)(h)(k)	11,535

19,595	BB&T Municipal Trust, Foothill-De Anza, California, Community College District, GO, FLOATS,
	VRDN, Series 2053, 3.52% due 2/01/2026 (c)(h)(k)	19,595

10,965	BB&T Municipal Trust, West Contra Costa, California, Unified School District, GO, FLOATS, VRDN,
	Series 2048, 3.50% due 2/01/2022 (c)(h)(k)	10,965

38,880	BNP Paribas STARS Certificates Trust, California State, GO, VRDN, Series 2007-041, 3.47% due
	6/01/2037 (h)(k)	38,880

13,400	Bakersfield, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series 788,
	3.51% due 3/01/2019 (h)(i)(k)	13,400

13,985	Bank of America AUSTIN Trust, University of California, Revenue Refunding Bonds, VRDN,
	Series 2007-117, 3.44% due 5/15/2031 (f)(h)(k)	13,985

15,155	Bank of America AUSTIN Trust, University of California, Revenue Refunding Bonds, VRDN,
	Series 2007-119, 3.44% due 5/15/2028 (f)(h)(k)	15,155

2,600	Bay Area Toll Authority, California, Toll Bridge Revenue Bonds (San Francisco Bay Area), VRDN,
	Series C, 3.45% due 4/01/2039 (a)(k)	2,600

21,180	California Alternative Energy Source Financing Authority, Cogeneration Revenue Refunding Bonds
	(GE Capital Corporation - Arroyo), VRDN, AMT, Series B, 3.36% due 10/01/2020 (k)	21,180

10,145	California Educational Facilities Authority Revenue Bonds (Life Chiropractic College), VRDN, 3.38%
	due 1/01/2025 (k)	10,145

4,660	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series B, 2.96% due 2/01/2016 (k)	4,660

42,825	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series B, 3.47% due 8/01/2033 (f)(k)	42,825

17,605	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series B, 3.42% due 2/01/2035 (k)	17,605

19,120	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series B, 3.42% due 8/01/2035 (k)	19,120

9,255	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series C, 3.50% due 2/01/2037 (k)	9,255

13,630	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series C, 3.50% due 8/01/2037 (k)	13,630

25,000	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series F, 3.39% due 8/01/2040 (k)	25,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 10,500	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series M, 3.50% due 2/01/2025 (k)	$ 10,500

9,200	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series N, 3.50% due 8/01/2021 (f)(k)	9,200

55,950	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series P, 3.54% due 2/01/2027 (i)(k)	55,950

13,400	California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series Q, 3.45% due 8/01/2033 (k)	13,400

23,000	California HFA, Home Mortgage Revenue Bonds, VRDN, Series F, 3.50% due 2/01/2033 (a)(k)	23,000

6,200	California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series C, 3.47% due 2/01/2033 (k)	6,200

4,100	California HFA, M/F Housing Revenue Refunding Bonds III, VRDN, AMT, Series D, 3.47%
	due 2/01/2038 (k)	4,100

14,100	California HFA, M/F Housing Revenue Refunding Bonds III, VRDN, AMT, Series G, 3.45%
	due 8/01/2036 (k)	14,100

7,781	California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN, Series 591, 3.51%
	due 3/01/2014 (h)(i)(k)	7,781

22,170	California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN, Series 592, 3.51%
	due 3/01/2021 (h)(i)(k)	22,170

10,000	California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente), VRDN,
	Series C, 3.41% due 6/01/2041 (k)	10,000

1,500	California Health Facilities Financing Authority, Revenue Refunding Bonds, ROCS, VRDN,
	Series II-R-603CE, 3.48% due 11/15/2034 (h)(k)	1,500

3,165	California Infrastructure and Economic Development Bank, Revenue Refunding Bonds
	(Guided Discoveries Inc. Project), VRDN, 3.43% due 6/01/2032 (k)	3,165

35,800	California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and Electric), VRDN,
	AMT, Series B, 3.73% due 11/01/2026 (k)	35,800

2,300	California Pollution Control Financing Authority, Resource Recovery Revenue Bonds
	(Wadham Energy LP Project), VRDN, AMT, Series C, 3.35% due 11/01/2017 (k)	2,300

9,600	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Browning-Ferris
	Industries of California, Inc. Project), VRDN, AMT, Series A, 3.42% due 9/01/2019 (k)	9,600

7,990	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds
	(EDCO Disposal Corporation Project), VRDN, AMT, Series A, 3.45% due 10/01/2037 (k)	7,990

8,675	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds
	(Sierra Pacific Industries, Inc. Project), VRDN, AMT, 3.45% due 8/01/2013 (k)	8,675

27,100	California School Cash Reserve Program Authority, COP, TRAN, Series A, 4.25% due 7/01/2008	27,182

14,800	California State, CP, 3.10% due 2/04/2008	14,800

23,800	California State, CP, 3.01% due 3/04/2008	23,800

7,175	California State Department of Water Resources, Power Supply Revenue Bonds, PUTTERS, VRDN,
	Series 459, 3.44% due 5/01/2011 (h)(i)(k)	7,175

7,000	California State Department of Water Resources, Power Supply Revenue Bonds, VRDN, Series B-2,
	3.27% due 5/01/2022 (k)	7,000

4,100	California State Department of Water Resources, Power Supply Revenue Bonds, VRDN, Series C-1,
	3.32% due 5/01/2022 (k)	4,100

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 43,500	California State Department of Water Resources, Power Supply Revenue Bonds, VRDN,
	Series C-4, 3.35% due 5/01/2022 (k)	$ 43,500

10,205	California State Department of Water Resources, Power Supply Revenue Refunding Bonds, VRDN,
	Sub-Series F-5, 3.27% due 5/01/2022 (k)	10,205

11,900	California State Department of Water Resources, Power Supply Revenue Refunding Bonds, VRDN,
	Sub-Series G-2, 3.35% due 5/01/2011 (k)	11,900

16,900	California State Department of Water Resources, Power Supply Revenue Refunding Bonds, VRDN,
	Sub-Series G-4, 3.35% due 5/01/2016 (f)(k)	16,900

10,000	California State Department of Water Resources, Power Supply Revenue Refunding Bonds, VRDN,
	Sub-Series G-11, 3.28% due 5/01/2018 (f)(k)	10,000

24,710	California State Department of Water Resources, Power Supply Revenue Refunding Bonds, VRDN,
	Sub-Series G-14, 3.45% due 5/01/2018 (c)(k)	24,710

72,065	California State Department of Water Resources Revenue Bonds (Central Valley Project), FLOATS,
	VRDN, Series 106G, 3.50% due 3/01/2009 (h)(k)	72,065

19,000	California State, Economic Recovery, GO, FLOATS, VRDN, Series L27, 3.52% due 7/01/2017 (h)(k)	19,000

62,445	California State, GO, FLOATS, VRDN, Series 2003, 3.54% due 8/01/2030 (h)(k)	62,445

8,835	California State, GO, MERLOTS, VRDN, Series B-45, 3.48% due 10/01/2029 (h)(k)	8,835

2,850	California State, GO, MSTR, VRDN, Series SGA-7, 3.43% due 9/01/2018 (f)(h)(k)	2,850

2,510	California State, GO, MSTR, VRDN, Series SGA-39, 3.43% due 6/01/2014 (h)(i)(k)	2,510

2,405	California State, GO, MSTR, VRDN, Series SGA-40, 3.43% due 6/01/2013 (c)(h)(k)	2,405

2,460	California State, GO, MSTR, VRDN, Series SGA-72, 3.47% due 6/01/2017 (c)(h)(k)	2,460

114,500	California State, GO, RAN, 4% due 6/30/2008	114,909

5,000	California State, GO, ROCS, VRDN, Series II-R-623, 3.48% due 4/01/2031 (a)(h)(k)	5,000

14,125	California State, GO, Refunding, FLOATS, VRDN, Series 1599, 3.47% due 3/01/2035 (h)(i)(k)	14,125

8,895	California State, GO, Refunding, MERLOTS, VRDN, Series A-17, 3.48% due 2/01/2018 (a)(h)(k)	8,895

21,250	California State, GO, Refunding, MSTR, VRDN, Series SGA-119, 3.50% due 9/01/2028 (c)(h)k)	21,250

18,100	California State, GO, Refunding, MSTR, VRDN, Series SGA-136, 3.50% due 12/01/2030 (d)(h)(k)	18,100

32,470	California State, GO, Refunding, PUTTERS, VRDN, AMT, Series 1933, 3.54% due 12/01/2013 (h)(k)	32,470

3,700	California State, GO, Refunding, PUTTERS, VRDN, Series 1255, 3.44% due 12/01/2012 (a)(h)(k)	3,700

11,910	California State, GO, Refunding, PUTTERS, VRDN, Series 1695, 3.62% due 2/01/2012 (h)(k)	11,910

2,455	California State, GO, Refunding, ROCS, VRDN, Series II-R-622PB, 3.49% due 3/01/2034 (a)(h)(k)	2,455

15,050	California State, GO, Refunding, ROCS, VRDN, Series II-R-765CE, 3.48% due 10/01/2036 (h)(k)	15,050

6,850	California State, GO, Refunding, VRDN, Sub-Series B-6, 3.34% due 5/01/2034 (k)	6,850

12,400	California State, GO, VRDN, Series B-3, 3.35% due 5/01/2033 (k)	12,400

4,840	California State Public Works Board, Lease Revenue Bonds, PUTTERS, VRDN, Series 609, 3.44% due
	11/01/2012 (c)(h)(k)	4,840

2,990	California State University, Revenue Refunding Bonds, PUTTERS, VRDN, Series 1435, 3.44% due
	11/01/2013 (h)(i)(k)	2,990

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 30,963	California Statewide Communities Development Authority, COP, Refunding, FLOATS, VRDN,
	Series 909, 3.47% due 8/15/2023 (h)(i)(k)	$ 30,963

21,500	California Statewide Communities Development Authority, M/F Housing Revenue Bonds
	(Canyon Creek Apartments), VRDN, AMT, Series C, 3.46% due 6/15/2025 (e)(k)	21,500

17,150	California Statewide Communities Development Authority, M/F Housing Revenue Bonds
	(Crossings Senior Apartments), VRDN, AMT, Series I, 3.45% due 7/15/2040 (k)	17,150

45,000	California Statewide Communities Development Authority, M/F Housing Revenue Bonds, FLOATS,
	VRDN, AMT, Series 29G, 3.50% due 5/01/2039 (h)(k)	45,000

7,350	California Statewide Communities Development Authority, M/F Housing Revenue Bonds
	(Greentree Senior Apartments Project), VRDN, AMT, Series P, 3.43% due 11/15/2030 (e)(k)	7,350

6,420	California Statewide Communities Development Authority, M/F Housing Revenue Bonds
	(Hallmark Housing Apartments), VRDN, AMT, Series ZZ, 3.45% due 12/15/2036 (e)(k)	6,420

6,700	California Statewide Communities Development Authority, M/F Housing Revenue Bonds
	(Hermosa Vista Apartments), VRDN, AMT, Series XX, 3.45% due 5/15/2036 (e)(k)	6,700

4,200	California Statewide Communities Development Authority, M/F Housing Revenue Bonds
	(Kimberly Woods), VRDN, AMT, Series B, 3.46% due 6/15/2025 (e)(k)	4,200

13,205	California Statewide Communities Development Authority, M/F Housing Revenue Bonds
	(Knolls at Green Valley), VRDN, AMT, Series FF, 3.45% due 7/15/2036 (e)(k)	13,205

13,500	California Statewide Communities Development Authority, M/F Housing Revenue Bonds
	(Las Flores Village Apartments), VRDN, AMT, Series JJ, 3.52% due 6/15/2038 (k)	13,500

10,100	California Statewide Communities Development Authority, M/F Housing Revenue Bonds (Oakmont
	Chino Hills), VRDN, AMT, Series P, 3.45% due 6/01/2036 (e)(k)	10,100

12,680	California Statewide Communities Development Authority, M/F Housing Revenue Bonds (Oakmont of
	Alameda LP), VRDN, AMT, Series WW, 3.45% due 12/15/2036 (e)(k)	12,680

27,420	California Statewide Communities Development Authority, M/F Housing Revenue Bonds, PUTTERS,
	VRDN, AMT, Series 1358, 3.46% due 7/01/2011 (h)(k)	27,420

5,335	California Statewide Communities Development Authority, M/F Housing Revenue Bonds
	(Second Street Senior Apartments), VRDN, AMT, Series TT, 3.45% due 12/15/2036 (e)(k)	5,335

23,500	California Statewide Communities Development Authority, M/F Housing Revenue Bonds (Vineyard
	Creek LP), VRDN, AMT, Series W, 3.45% due 12/01/2036 (e)(k)	23,500

81,500	California Statewide Communities Development Authority, M/F Housing Revenue Bonds (Westgate
	Pasadena Apartment), VRDN, AMT, Series G, 3.36% due 4/01/2042 (k)	81,500

11,200	California Statewide Communities Development Authority Revenue Bonds, FLOATS, VRDN,
	Series 31G, 3.44% due 8/15/2047 (h)(k)	11,200

4,220	California Statewide Communities Development Authority Revenue Bonds, FLOATS, VRDN,
	Series 1763, 3.47% due 11/15/2038 (a)(h)(k)	4,220

40,000	California Statewide Communities Development Authority Revenue Bonds, ROCS, VRDN,
	Series II-R-10248CE, 3.48% due 7/01/2044 (h)(k)	40,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 20,700	California Statewide Communities Development Authority Revenue Bonds, VRDN, Series J,
	3.41% due 4/01/2036 (k)	$ 20,700

28,800	California Statewide Communities Development Authority Revenue Bonds, VRDN, Series L,
	3.41% due 4/01/2038 (k)	28,800

52,650	California Statewide Communities Development Authority Revenue Bonds, VRDN, Series M, 3.41%
	due 4/01/2038 (k)	52,650

8,000	California Statewide Communities Development Authority, Revenue Refunding Bonds
	(Kaiser Permanente), VRDN, Series D, 3.35% due 5/01/2033 (k)	8,000

3,500	California Statewide Communities Development Authority, Revenue Refunding Bonds (Presbyterian
	Homes), VRDN, Series B, 3.32% due 11/15/2036 (k)	3,500

8,000	California Statewide Communities Development Authority, Revenue Refunding Bonds, ROCS, VRDN,
	Series II-R-763CE, 3.48% due 4/01/2031 (h)(k)	8,000

14,115	Carlsbad, California, M/F Housing Revenue Bonds (The Greens Apartments), VRDN, AMT,
	Series A, 3.43% due 6/01/2046 (k)	14,115

12,240	Chabot-Las Positas, California, Community College District, GO, FLOATS, VRDN, Series 1967,
	3.47% due 8/01/2016 (a)(h)(k)	12,240

17,050	Clipper Tax-Exempt Certificates Trust, California State Public Works Board Revenue Bonds, VRDN,
	Series 2007-17, 3.50% due 7/01/2018 (h)(k)(l)	17,050

25,000	Clipper Tax-Exempt Certificates Trust, University of California Revenue Bonds, VRDN, Series 2007-
	38, 3.45% due 4/01/2023 (h)(k)	25,000

7,105	Contra Costa, California, Water District Water Revenue Refunding Bonds, FLOATS, VRDN,
	Series 850, 3.47% due 10/01/2019 (f)(h)(k)	7,105

17,700	Contra Costa County, California, M/F Housing Revenue Bonds (Creekview Apartments), VRDN,
	AMT, Series B, 3.45% due 7/01/2036 (g)(k)	17,700

30,000	Contra Costa County, California, M/F Housing Revenue Bonds (Pleasant Hill Bart Transit Station
	Project), VRDN, AMT, Series A, 3.95% due 8/01/2008 (k)	30,000

15,000	Eagle Tax-Exempt Trust, California State University, Revenue Refunding Bonds, VRDN,
	Series 2005-0082, Class A, 3.47% due 11/01/2035 (h)(i)(k)	15,000

13,000	Eagle Tax-Exempt Trust, Los Angeles, California, Department of Water and Power Revenue Bonds,
	VRDN, Series 2006-0010 Class A, 3.49% due 7/01/2035 (f)(h)(k)	13,000

9,900	Eagle Tax-Exempt Trust, San Diego, California, Community College District, GO, VRDN,
	Series 2006-0042 Class A, 3.48% due 5/01/2030 (f)(h)(k)	9,900

2,445	Eagle Tax-Exempt Trust, University of California, Revenue Refunding Bonds, VRDN, Series 2005-
	0006, Class A, 3.49% due 5/15/2033 (a)(h)(k)	2,445

4,720	East Bay, California, Municipal Utility District, Wastewater System Revenue Bonds, ROCS, VRDN,
	Series 2007-0072, 3.47% due 6/01/2037 (a)(h)(k)	4,720

19,825	Eclipse Funding Trust, Solar Eclipse Certificates, California, GO, Refunding, VRDN, Series 2005-
	0004, 3.78% due 6/01/2024 (h)(i)(k)	19,825

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 12,585	Eclipse Funding Trust, Solar Eclipse Certificates, California, Tax Allocation Refunding Bonds, VRDN,
	Series 2006-0044, 3.44% due 2/01/2015 (a)(h)(k)	$ 12,585

9,465	Eclipse Funding Trust, Solar Eclipse Certificates, Elsinore Valley, California, Municipal Water District,
	COP, VRDN, Series 2007-0069, 3.62% due 7/01/2034 (h)(i)(k)	9,465

6,980	Eclipse Funding Trust, Solar Eclipse Certificates, Sonoma County, California, Junior College District,
	GO, Refunding, VRDN, Series 2006-0014, 3.83% due 8/01/2029 (f)(h)(k)	6,980

1,975	Fontana, California, Public Financing Authority, Tax Allocation Revenue Refunding Bonds,
	PUTTERS, VRDN, Series 707, 3.52% due 4/01/2013 (a)(h)(k)	1,975

8,910	Fresno, California, Airport Revenue Bonds, MERLOTS, VRDN, AMT, Series B2, 3.53% due
	7/01/2030 (f)(h)(k)	8,910

4,685	Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN, Series SGA 76, 3.47%
	due 6/01/2024 (c)(h)(k)	4,685

19,020	GS Pool Trust, California State, GO, FLOATS, VRDN, Series 119G, 3.42% due 11/01/2017 (h)(k)	19,020

5,000	GS Pool Trust, Los Angeles, California, Harbor Department Revenue Refunding Bonds, FLOATS,
	VRDN, AMT, Series 69, 3.51% due 8/01/2026 (c)(h)(k)	5,000

11,431	Glendale, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series 590, 3.51% due
	3/01/2014 (h)(i)(k)	11,431

12,465	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds,
	MERLOTS, VRDN, Series C95, 3.48% due 6/01/2033 (h)(k)	12,465

6,000	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds,
	ROCS, VRDN, Series II-R-841CE, 3.48% due 6/01/2017 (h)(k)	6,000

11,570	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue
	Refunding Bonds, FLOATS, VRDN, Series 1421, 3.51% due 6/01/2045 (a)(h)(k)	11,570

5,865	Irvine, California, Improvement Bond Act of 1915, Special Assessment Refunding Bonds (Assessment
	District Number 89-10), UPDATES, VRDN, 3.29% due 9/02/2015 (k)	5,865

7,000	Lehman Municipal Trust Receipts, California State, GO, FLOATS, VRDN, Series K54W, 3.51% due
	12/01/2014 (a)(f)(h)(k)	7,000

9,465	Lehman Municipal Trust Receipts, California State, GO, Refunding, FLOATS, VRDN,
	Series 06-K83, 3.61% due 10/01/2027 (a)(h)(k)	9,465

1,400	Lehman Municipal Trust Receipts, Folsom, California, Public Financing Authority, Special Tax
	Revenue Bonds, FLOATS, VRDN, Series K47, 3.61% due 9/01/2017 (a)(h)(k)	1,400

21,750	Lehman Municipal Trust Receipts, University of California, Revenue Refunding Bonds, FLOATS,
	VRDN, Series 07-K3, 3.51% due 5/15/2035 (f)(h)(k)	21,750

19,430	Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma Linda Springs), VRDN, AMT,
	3.43% due 12/15/2031 (e)(k)	19,430

1,780	Long Beach, California, Harbor Revenue Bonds, PUTTERS, VRDN, AMT, Series 730, 3.46%
	due 11/15/2012 (h)(i)(k)	1,780

36,560	Long Beach, California, Health Facilities Revenue Refunding Bonds (Memorial Health Services),
	VRDN, 3.25% due 10/01/2016 (k)	36,560

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 99,400	Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue Bonds
	(Hollywood and Vine Apartments Project), VRDN, AMT, Series A, 3.45% due 4/15/2042 (e)(k)	$ 99,400

19,175	Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue Bonds (Wilshire
	Station Apartments Project), VRDN, AMT, Series A, 3.50% due 10/15/2038 (k)	19,175

17,500	Los Angeles, California, Department of Airports, Subordinate Revenue Bonds
	(Los Angeles International Airport), VRDN, AMT, Series A, 3.33% due 5/15/2016 (k)	17,500

6,765	Los Angeles, California, Department of Water and Power, Revenue Refunding Bonds, ROCS, VRDN,
	Series II-R-4510, 3.48% due 7/01/2021 (h)(i)(k)	6,765

28,500	Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds, ROCS, VRDN,
	Series II-R-12087, 3.53% due 7/01/2016 (a)(f)(h)(k)	28,500

60,900	Los Angeles, California, GO, TRAN, 4.25% due 6/30/2008	61,073

18,324	Los Angeles, California, S/F Home Mortgage Revenue Bonds, VRDN, AMT, 4.45% due 10/01/2040 (k)	18,324

2,290	Los Angeles, California, Unified School District, GO, FLOATS, VRDN, Series 9TP, 3.44% due
	7/01/2031 (a)(h)(k)	2,290

16,166	Los Angeles, California, Unified School District, GO, FLOATS, VRDN, Series 924, 3.47% due
	7/01/2023 (f)(h)(k)	16,166

2,255	Los Angeles, California, Unified School District, GO, ROCS, VRDN, Series II-R-10187, 3.48% due
	7/01/2013 (h)(i)(k)	2,255

5,355	Madera, California, Irrigation Financing Authority, Water Revenue Bonds, VRDN, Series A, 3.50% due
	1/01/2036 (d)(k)	5,355

3,800	Manteca, California, Redevelopment Agency, Subordinate Tax Allocation Refunding Bonds (Amended
	Merged Project Area), VRDN, 3.50% due 10/01/2042 (d)(k)	3,800

8,500	Menlo Park, California, Community Development Agency, Tax Allocation Refunding Bonds
	(Las Pulgas Community Development Project), VRDN, 3.48% due 1/01/2031 (a)(k)	8,500

12,575	Metropolitan Water District of Southern California, Waterworks Revenue Refunding Bonds, VRDN,
	Series C, 3.20% due 10/01/2029 (k)	12,575

20,000	Milpitas, California, M/F Housing Revenue Bonds (Crossing at Montague), VRDN, AMT,
	Series A, 3.45% due 8/15/2033 (e)(k)	20,000

8,600	Municipal Securities Trust Certificates, California, GO, VRDN, Series 2006-249, Class A, 3.57% due
	1/25/2016 (c)(h)(k)	8,600

6,040	Municipal Securities Trust Certificates, California, GO, VRDN, Series 2006-255, Class A, 3.54% due
	5/10/2023 (h)(i)(k)(l)	6,040

13,310	Municipal Securities Trust Certificates, California HFA, Home Mortgage Revenue Bonds, VRDN,
	AMT, Series 7058, Class A, 3.52% due 10/03/2030 (h)(k)	13,310

12,855	Municipal Securities Trust Certificates, California, Revenue Bonds, VRDN, Series 2005-239,
	Class A, 3.54% due 5/05/2027 (h)(i)(k)	12,855

31,370	Municipal Securities Trust Certificates, California, Revenue Refunding Bonds, VRDN,
	Series 2006-258, Class A, 3.54% due 1/12/2017 (a)(h)(k)(l)	31,370

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 5,000	Municipal Securities Trust Certificates, Golden State Tobacco Securitization Corporation of California,
	Revenue Refunding Bonds, VRDN, Series 7021, Class A, 3.54% due 6/01/2038 (c)(h)(k)(l)	$ 5,000

15,000	Municipal Securities Trust, Sacramento County, California, Sanitation District Financing Authority
	Revenue Bonds, VRDN, Series SGC-10, Class A, 3.47% due 6/01/2017 (c)(h)(k)	15,000

5,650	Municipal Securities Trust, Sacramento County, California, Sanitation District Financing Authority
	Revenue Bonds, VRDN, Series SGC-18, Class A, 3.47% due 6/01/2017 (c)(h)(k)	5,650

13,320	Napa Valley, California, Unified School District, GO, FLOATS, VRDN, Series 1808, 3.52% due
	8/01/2046 (c)(h)(k)	13,320

8,590	Napa Valley, California, Unified School District, GO, TRAN, 4.25% due 10/01/2008	8,644

25,055	Northern California Gas Authority Number 1, Gas Project Revenue Bonds, FLOATS, VRDN,
	Series 1811, 3.49% due 7/01/2027 (h)(k)	25,055

2,420	Oakland, California, Sewer Revenue Bonds, PUTTERS, VRDN, Series 631, 3.44%
	due 6/15/2022 (f)(h)(k)	2,420

14,200	Orange County, California, Fire Authority, TRAN, 4% due 6/30/2008	14,228

8,225	Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Headworks and Septic System
	Conversion Projects), VRDN, Series B, 3.32% due 6/01/2034 (a)(k)	8,225

3,700	Paramount, California, Unified School District, GO, PUTTERS, VRDN, Series 2060, 3.70% due
	8/01/2015 (f)(h)(k)	3,700

4,500	Piper Jaffray Funding LLC Trust, San Jose, California, Airport Revenue Bonds, VRDN, AMT,
	Series C, 3.51% due 3/01/2017 (a)(h)(k)	4,500

6,300	Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds, ROCS, VRDN,
	Series II-R-2070, 3.48% due 8/01/2020 (h)(i)(k)	6,300

6,830	Port of Oakland, California, Revenue Bonds, PUTTERS, VRDN, AMT, Series 889, 3.69% due
	5/01/2010 (c)(h)(k)	6,830

15,825	Port of Oakland, California, Revenue Refunding Bonds, MERLOTS, VRDN, AMT, Series B-36, 3.53%
	due 11/01/2021 (c)(h)(k)	15,825

9,900	Riverside County, California, COP, ACES, VRDN, Series A, 3.36% due 12/01/2015 (k)	9,900

3,300	Riverside County, California, IDA, IDR (Universal Forest Products), VRDN, AMT, 3.40%
	due 8/01/2029 (k)	3,300

11,400	Sacramento, California, Housing Authority, M/F Housing Revenue Bonds (Greenfair Apartments),
	VRDN, AMT, Series G, 3.19% due 12/01/2030 (k)	11,400

19,190	Sacramento, California, Housing Authority, M/F Housing Revenue Bonds (Lofts at Natomas
	Apartments), VRDN, AMT, Series F, 3.45% due 4/15/2036 (e)(k)	19,190

2,070	Sacramento, California, Municipal Utility District, Electric Revenue Bonds, PUTTERS, VRDN,
	Series 591, 3.44% due 8/15/2011 (h)(i)(k)	2,070

12,910	Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds, FLOATS,
	VRDN, Series 748, 3.47% due 8/15/2028 (f)(h)(k)	12,910

6,170	Sacramento County, California, COP, ROCS, VRDN, Series II-R-5007, 3.49% due 12/01/2023 (a)(h)(k)	6,170

28,400	Sacramento County, California, GO, TRAN, 4% due 7/09/2008	28,447

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 3,230	Sacramento County, California, Sanitation District Financing Authority Revenue Bonds, ROCS,
	VRDN, Series II-R-504, 3.48% due 12/01/2035 (a)(h)(k)	$ 3,230

15,500	San Diego, California, Housing Authority, M/F Housing Revenue Bonds (Studio 15 Housing Partners),
	VRDN, AMT, Series B, 3.48% due 10/01/2039 (k)	15,500

7,000	San Diego, California, Sewer Revenue Bonds, FLOATS, VRDN, Series SG 14, 3.45%
	due 5/15/2020 (h)(k)(l)	7,000

5,315	San Diego, California, Unified School District, GO, ROCS, VRDN, Series II-R-10161, 3.48%
	due 7/01/2014 (f)(h)(k)	5,315

5,720	San Diego County, California, COP (San Diego Jewish Academy), VRDN, 3.40% due 12/01/2028 (k)	5,720

38,900	San Francisco, California, City and County Airport Commission, International Airport Revenue
	Refunding Bonds, VRDN, AMT, Second Series, Issue 33C, 3.35% due 5/01/2025 (d)(k)	38,900

5,500	San Francisco, California, City and County Airport Commission, International Airport Revenue
	Refunding Bonds, VRDN, AMT, Second Series, Issue 33D, 3.30% due 5/01/2025 (d)(k)	5,500

6,750	San Francisco, California, City and County Redevelopment Agency, M/F Housing Revenue Refunding
	Bonds (Fillmore Center), VRDN, AMT, Series B-2, 3.43% due 12/01/2017 (g)(k)	6,750

1,815	San Francisco, California, City and County Unified School District, GO, ROCS, VRDN, Series II-R-
	6060, 3.48% due 6/15/2021 (f)(h)(k)	1,815

44,200	San Francisco, California, City and County Unified School District, GO, TRAN, 4% due 11/14/2008	44,439

17,755	San Francisco, California, Community College District, GO, FLOATS, VRDN, Series 1386, 3.47% due
	6/15/2031 (f)(h)(k)	17,755

5,470	San Joaquin County, California, COP, ROCS, VRDN, Series II-R-2030, 3.48% due 4/01/2020 (h)(i)(k)	5,470

3,990	San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds,
	FLOATS, VRDN, Series 1524, 3.49% due 1/15/2034 (h)(i)(k)	3,990

2,610	San Jose, California, Airport Revenue Refunding Bonds, ROCS, VRDN, Series II-R-2004, 3.48%
	due 3/01/2016 (f)(h)(k)	2,610

12,000	San Jose, California, M/F Housing Revenue Bonds (Carlton Homes), VRDN, AMT, Series A, 3.43%
	due 10/15/2032 (e)(k)	12,000

30,400	San Jose, California, M/F Housing Revenue Bonds (Evans Lane Apartments LP), VRDN, AMT,
	Series H, 3.36% due 4/15/2036 (k)	30,400

49,500	San Jose, California, M/F Housing Revenue Bonds (Siena Renaissance Square Apartments), VRDN,
	3.45% due 12/01/2029 (g)(k)	49,500

2,000	San Jose, California, M/F Housing Revenue Refunding Bonds (Almaden Lake Village Apartments),
	VRDN, AMT, Series A, 3.51% due 3/01/2032 (e)(k)	2,000

16,790	San Jose, California, Redevelopment Agency, Tax Allocation Refunding Bonds, PUTTERS, VRDN,
	Series 1601, 3.44% due 2/01/2015 (h)(i)(k)	16,790

1,650	San Mateo County, California, Community College District, GO, ROCS, VRDN, Series II-R-647WFZ,
	3.70% due 9/01/2021 (h)(i)(k)	1,650

9,935	Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN, Series SGA-75,
	3.43% due 7/01/2027 (a)(h)(k)	9,935

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

$ 7,200		Santa Cruz County, California, Board of Education, GO, TRAN, 4.25% due 6/30/2008	$ 7,219

	9,000	Santa Rosa, California, M/F Housing Revenue Bonds (Crossings at Santa Rosa), VRDN, AMT,
		Series A, 3.45% due 4/01/2046 (k)	9,000

	12,500	Simi Valley, California, M/F Housing Revenue Bonds (Parker Ranch Project), VRDN, AMT,
		Series A, 3.45% due 7/15/2036 (e)(k)	12,500

	19,100	Simi Valley, California, M/F Housing Revenue Bonds (Shadowridge Apartments), VRDN,
		3.46% due 9/01/2019 (g)(k)	19,100

	50,000	Southern California Home Financing Authority, S/F Revenue Bonds, FLOATS, VRDN, AMT,
		Series 2144, 3.57% due 11/01/2052 (h)(k)	50,000

	41,305	Southern California Public Power Authority Revenue Bonds (Natural Gas Project), FLOATS, VRDN,
		Series 2102, 3.50% due 11/01/2034 (h)(k)	41,305

	3,000	Southern California Public Power Authority Revenue Bonds (Natural Gas Project), FLOATS, VRDN,
		Series 2103, 3.50% due 11/01/2034 (h)(k)	3,000

	14,000	UBS Municipal CRVS Trust, California State, GO, FLOATS, VRDN, Series 07-1031, 3.48%
		due 6/01/2014 (h)(k)	14,000

	3,000	UBS Municipal CRVS Trust, Riverside, California, Public Financing Authority, Tax Allocation
		Refunding Bonds, FLOATS, VRDN, Series 07-1029, 3.45% due 8/01/2017 (h)(i)(k)	3,000

	10,360	University of California Revenue Bonds, FLOATS, VRDN, Series 1465, 3.47% due 5/15/2030 (f)(h)(k)	10,360

	6,430	University of California Revenue Bonds, FLOATS, VRDN, Series 2169, 3.45% due 5/15/2015 (f)(h)(k)	6,430

	22,700	University of California Revenue Bonds, PUTTERS, VRDN, Series 1231, 3.44% due 5/15/2012 (h)(i)(k)	22,700

	2,605	University of California Revenue Bonds, ROCS, VRDN, Series II-R-3007, 3.48% due 9/01/2020 (f)(h)(k)	2,605

	22,000	Victorville, California, Joint Powers Financing Authority, Lease Revenue Refunding Bonds
		(Cogeneration Facility Project), VRDN, Series A, 3.41% due 5/01/2040 (k)	22,000

Puerto Rico - 3.2%	7,770	BB&T Municipal Trust, Puerto Rico Commonwealth Highway and Transportation Authority,
		Transportation Revenue Bonds, FLOATS, VRDN, Series 2035, 3.46% due 7/01/2035 (b)(h)(k)	7,770

	13,470	Bank of America MACON Trust, Puerto Rico Commonwealth Highway and Transportation Authority,
		Transportation Revenue Refunding Bonds, VRDN, Series 2007-325, 3.55% due 7/01/2036 (b)(h)(k)	13,470

	15,000	Puerto Rico Commonwealth, Aqueduct and Sewer Authority Revenue Bonds, ROCS, VRDN, Series II-
		R-10001CE, 3.50% due 12/27/2008 (h)(k)	15,000

	7,295	Puerto Rico Commonwealth, GO, PUTTERS, VRDN, Series 204, 3.44% due 7/01/2011 (f)(h)(k)	7,295

	10,500	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds,
		ROCS, VRDN, Series II-R-789CE, 3.47% due 8/30/2009 (h)(k)	10,500

	4,220	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation Revenue Refunding
		Bonds, FLOATS, VRDN, Series 21Z, 3.44% due 7/01/2045 (a)(c)(h)(k)	4,220

	25,000	Puerto Rico Commonwealth, TRAN, 4.25% due 7/30/2008	25,121

	2,700	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, ROCS, VRDN, Series II-R-
		110046CE, 3.47% due 7/01/2031 (h)(k)	2,700

	18,100	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, ROCS, VRDN, Series II-R-
		11042CE, 3.47% due 7/01/2031 (h)(k)	18,100

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments as of December 31, 2007 (Unaudited)				(in Thousands)

Face
		Amount	Municipal Bonds	Value

	$ 9,500		Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, VRDN, Series UU, 3.55%
			due 7/01/2029 (f)(k)	$ 9,500

			Total Investments (Cost - $3,566,394*) - 101.2%	3,566,394
			Liabilities in Excess of Other Assets - (1.2%)	(42,998)

			Net Assets - 100.0%	$ 3,523,396

*	Cost for federal income tax purposes.

(a)	AMBAC Insured.

(b)	Assured Guaranty Insured.

(c)	FGIC Insured.

(d)	XL Capital Insured.

(e)	FNMA Collateralized.

(f)	FSA Insured.

(g)	FHLMC Collateralized.

(h)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(i)	MBIA Insured.

(j)	CIFG Insured.

(k)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008